Supplemental information on oil and gas producing activities - Future net cash flows (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Supplemental information on oil and gas producing activities (unaudited)
Future cash inflows	$ 279,722,107	$ 275,046,421	$ 182,114,282
Future costs
Production	(93,589,960)	(90,176,326)	(70,159,534)
Development	(32,734,702)	(21,945,453)	(14,860,992)
Income taxes	(37,077,231)	(41,102,015)	(23,660,328)
Future net cash flow	116,320,214	121,822,627	73,433,428
10% discount factor	(36,934,889)	(35,518,187)	(22,216,583)
Standardized measure of discounted net cash flows	$ 79,385,325	$ 86,304,440	$ 51,216,845